Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible Assets
Acquired intangible assets were as follows as of year-end.

	2021			2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangible assets(1):
Core deposit intangibles	8,527	3,588	4,939	14,792	8,963	5,829

Total core deposit intangible assets	$8,527	$3,588	$4,939	$14,792	$8,963	$5,829

Schedule of Mortgage Servicing Rights (MSRs) and Related Valuation Allowance
Activity for mortgage servicing rights (MSRs) and the related valuation allowance follows:

	2021	2020
Mortgage Servicing Rights:
Beginning of year	$2,246	$1,562
Additions	764	1,310
Disposals	—	—
Amortized to expense	572	524
Other Charges	—	—
Change in valuation allowance	(204)	102

End of year	$2,642	$2,246

Valuation allowance:
Beginning of year	$204	$102
Additions expensed	261	162
Reductions credited to operations	(465)	(60)
Direct write-offs	—	—

End of year	$—	$204

Schedule of Estimated Amortization Expense
Estimated amortization expense for each of the next five years and thereafter is as follows:

	MSRs	Core deposit intangibles	Total
2022	$137	$868	$1,005
2023	137	841	978
2024	137	804	941
2025	137	708	845
2026	135	670	805
Thereafter	1,959	1,048	3,007

	$2,642	$4,939	$7,581